Summary of Significant Accounting Policies (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash, Cash Equivalents and Marketable Securities
Impairment charge	$ 0
Realized gains from the sale of marketable securities	0	0	0	0	1,000
Restricted Cash
Restricted cash	11,133,000		15,978,000	7,403,000
Property and Equipment
Gross	1,360,000		1,318,000	1,128,000
Less accumulated depreciation	(1,210,000)		(1,043,000)	(408,000)
Net	150,000		275,000	720,000
Disposal of assets	0	0	0
Loss on disposal of property and equipment				4,000
Minimum
Property and Equipment
Estimated useful lives	1 year		1 year
Maximum
Property and Equipment
Estimated useful lives	5 years		5 years
Cameras
Property and Equipment
Gross	923,000		923,000	923,000
Computer hardware and electronics
Property and Equipment
Gross	182,000		147,000	90,000
Disposal of assets				54,000	34,000
Loss on disposal of property and equipment				4,000
Furniture and fixtures
Property and Equipment
Gross	234,000		227,000	103,000
Software
Property and Equipment
Gross	$ 21,000		$ 21,000	$ 12,000